Amounts receivable - Schedule of Amount Receivable (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
HST	$ 248,570	$ 586,554
Other receivables	0	8,386
Total amounts receivable	$ 248,570	$ 594,940